CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT (Details Narrative) - USD ($)			1 Months Ended													12 Months Ended
		Aug. 06, 2019	Oct. 31, 2023	Jul. 30, 2023	Jun. 30, 2023	May 31, 2023	Feb. 28, 2023	Jun. 30, 2022	May 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Aug. 31, 2021	Dec. 31, 2019	Nov. 30, 2019	Apr. 30, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023	Mar. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Sep. 30, 2021	May 31, 2021	Jun. 30, 2020
Short-Term Debt [Line Items]
Derivative liability																$ 423,214	$ 198,140
Beneficial conversion feature																	570,717
Debt discount and debt issuance costs																301,917	1,975,501
Gross proceeds from convertible debt																	966,425
Accrued interest																1,031,425	988,923
Accrued interest																0	30,000
Net proceeds																	$ 158,820
Granted share warrants	[1]																9,100,000
Amount of debt converted																88,000
Interest expense, debt, excluding amortization																18,000	$ 140,000
Original debt discount																0	900,000
Additional paid in capital																41,655,026	41,416,632
Retained earnings																(33,516,736)	(25,926,069)
Extinguishment of debt																(373,142)	(257,810)
Convertible notes payable																	339,687
Accrued Liabilities																780,708	775,100
Additional funding to related party																1,656,613	1,735,764
Accounting Standards Update 2020-06 [Member]
Short-Term Debt [Line Items]
Unamortized debt discount																			$ 25,489
Additional paid in capital																500,000			109,349
Retained earnings																$ 300,000			78,460
Common Stock [Member]
Short-Term Debt [Line Items]
Convertible notes into common stock, shares																2,050,000
Accrued Interest [Member]
Short-Term Debt [Line Items]
Amount of debt converted																$ 52,000
Golden Mountain Partners LLC [Member]
Short-Term Debt [Line Items]
Interest expense																90,000	90,000
Accrued interest																4,750,000	4,660,000
Blue Lake [Member]
Short-Term Debt [Line Items]
Convertible debt																$ 243,000
Convertible notes into common stock, shares					3,466,853											3,466,583
Amount of debt converted					$ 181,750
Convertible notes payable																	227,187
Fourth Man [Member]
Short-Term Debt [Line Items]
Convertible debt																$ 127,000
Convertible notes into common stock, shares							1,025,000									1,820,395
Amount of debt converted							$ 71,750
Convertible notes payable																	112,500
Blue Lake Partners LLC [Member]
Short-Term Debt [Line Items]
Accrued interest																	$ 30,000
Convertible notes into common stock, shares																	1,428,571
Amount of debt converted																	$ 68,250
Mast Hill Fund, LP [Member]
Short-Term Debt [Line Items]
Convertible notes into common stock, shares								4,025,000
Amount of debt converted								$ 280,000
Bridge Investor [Member]
Short-Term Debt [Line Items]
Outstanding debt amount																210,000
Related party debt																		$ 630,000
Short term loans repaid										$ 20,000								20,000
Autotelic [Member]
Short-Term Debt [Line Items]
Related party debt																1,500,000
Additional funding to related party																	100,000
Debt Financing [Member] | Golden Mountain Partners LLC [Member]
Short-Term Debt [Line Items]
Proceeds from lines of credit																1,500,000
Research organization developments																1,000,000.0
Fall 2019 Debt Financing [Member]
Short-Term Debt [Line Items]
Gross proceeds from convertible debt													$ 500,000
Debt financing													$ 1,000,000
Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Debt unamortized principal amount																850,000	850,000
Convertible note payable																1,031,425	988,923
GMP Note [Member]
Short-Term Debt [Line Items]
Debt financing																									$ 2,000,000
Debt interest rate																									2.00%
GMP Note 2 [Member]
Short-Term Debt [Line Items]
Debt financing																							$ 1,500,000
Debt interest rate																							2.00%
August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable																782,469	747,541
August Two Thousand Twenty One Notes [Member] | Bridge Investor [Member]
Short-Term Debt [Line Items]
Related party debt																		373,500
Repayment of debt																35,000
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount								$ 340,000								162,000
Estimated default penalty																$ 70,000
Note Purchase Agreements [Member]
Short-Term Debt [Line Items]
Convertible note payable												$ 698,500
Debt instrument, description												The convertible notes carry a five (5%) percent coupon and mature one year from issuance. The majority of the August 2021 investors have the right, but not the obligation, not more than five days following the maturity date, to convert all, but not less than all, the outstanding and unpaid principal plus accrued interest into the Company’s common stock, at a conversion price of $0.18.
Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Debt interest rate																5.00%
Debt instrument, conversion description																The Majority Holders had the right, at any time not more than five (5) days following the Maturity Date, to elect to convert all, and not less than all, of the outstanding accrued and unpaid interest and principal on the Fall 2019 Notes. The Fall 2019 Notes may be converted, at the election of the Majority Holders, either (a) into shares of the Company’s Common Stock at a conversion price of $0.18 per share, or (b) into shares of common stock of the Edgepoint, at a conversion price of $5.00 (based on a $5.0 million pre-money valuation) of Edgepoint and 1,000,000 shares outstanding.
Interest expense																$ 42,500	42,500
October Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt interest rate																						2.00%
Convertible debt																						$ 500,000
January Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt interest rate																					2.00%
Convertible debt																					$ 500,000
Note Purchase Agreement [Member]
Short-Term Debt [Line Items]
Accrued interest																84,000	49,000
Net proceeds												$ 691,000
Conversion price												$ 0.18
Proceeds from issuance of debt																35,000
Investors notes																	16,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt discount and debt issuance costs																0	500,000
Estimated default penalty																400,000
Fourth Man Convertible Note [Member]
Short-Term Debt [Line Items]
Interest expense																25,000	23,000
Convertible note payable																233,393	279,658
Original debt discount																35,000	188,000
Financing balance																162,000	250,000
Unamortized debt discount																0	61,301
May 2023 [Member]
Short-Term Debt [Line Items]
Debt instrument, unamortized discount																605,000	333,119
Accrued interest																131,000	72,600
Interest expense, debt, excluding amortization																146,000	500,000
Unamortized debt discount																605,000	605,000
Convertible notes payable																905,484	847,000
May 2023 [Member] | Accounting Standards Update 2020-06 [Member]
Short-Term Debt [Line Items]
Unamortized debt discount																			100,000
Additional paid in capital																			200,000
Retained earnings																			100,000
May 2023 [Member] | Mast Hill Fund, LP [Member]
Short-Term Debt [Line Items]
Principal amount																605,000
Accrued interest																131,080
Convertible notes payable																905,484
Penalty interest																169,400
June 2023 [Member]
Short-Term Debt [Line Items]
Debt instrument, unamortized discount																332,748	173,941
Interest expense																40,200	40,200
Interest expense, debt, excluding amortization																88,400	270,000
Estimated default penalty																94,000
Unamortized debt discount																332,748	332,748
Convertible notes payable																495,800	469,000
June 2023 [Member] | Accounting Standards Update 2020-06 [Member]
Short-Term Debt [Line Items]
Unamortized debt discount																			100,000
Additional paid in capital																			200,000
Retained earnings																			$ 100,000
June 2023 [Member] | Blue Lake Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes payable																495,800	469,000
Bridge Investor [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Derivative liability																423,000
Bridge Investor [Member] | Bridge Investor [Member]
Short-Term Debt [Line Items]
Credit risk derivative liabilities, at fair value																225,000
Bridge Investor [Member] | Convertible Debt [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Short-Term Debt [Line Items]
Beneficial conversion feature															$ 28,445
Debt discount and debt issuance costs																0	4,400
Debt instrument, unamortized discount																0	0
Bridge Investor [Member] | Convertible Debt [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Short-Term Debt [Line Items]
Beneficial conversion feature		$ 175,000
Debt discount and debt issuance costs																0	11,700
Debt instrument, unamortized discount																0	0
Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount															400,000
Vyoung Trieu [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, unamortized discount															16,444
Vyoung Trieu [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Beneficial conversion feature															131,555
Debt discount and debt issuance costs																0	19,500
Debt instrument, unamortized discount																0	0
Gross proceeds from convertible debt															148,000
Vyoung Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount															$ 164,444
Dr. Vuong Trieu [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Principal amount														$ 250,000
Gross proceeds														500,000
Dr. Vuong Trieu [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Additional funding to related party														35,000
Dr Sanjay Jha [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Principal amount														250,000
Chulho Park [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Additional funding to related party														27,000
Amit Shah [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Additional funding to related party														20,000
Two Accredited Investors [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Principal amount														$ 168,000
Third Party [Member] | GMP Note [Member]
Short-Term Debt [Line Items]
Debt financing																2,000,000
Third Party [Member] | GMP Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt financing																2,000,000
5% Convertible Note [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable																	747,541
Convertible note payable related parties																$ 364,070	$ 347,819
Five Institutional Investors [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount										$ 1,250,000	$ 1,250,000							$ 1,250,000
Debt interest rate										12.00%	12.00%							12.00%		12.00%
Conversion price										$ 0.07	$ 0.07							$ 0.07
Debt instrument interest rate effective percentage										16.00%	16.00%							16.00%		16.00%
Granted total number of warrants										9,615,385	9,615,385							9,615,385
Common shares strike price										$ 0.13	$ 0.13							$ 0.13
Placement Agent [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Conversion price										$ 0.13	$ 0.13							0.13
Granted share warrants								83,750	302,500	961,540	961,540					125,000
Fourth Man LLC [Member]
Short-Term Debt [Line Items]
Convertible notes into common stock, shares			1,025,000		1,192,857	1,192,857
Amount of debt converted			$ 72,000	$ 43,000	$ 50,000	$ 50,000
Fourth Man LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount																				$ 250,000
Conversion price																$ 0.20	$ 0.10
Granted total number of warrants																1,250,000
Common shares strike price																$ 0.20
Mast Hill [Member]
Short-Term Debt [Line Items]
Convertible notes into common stock, shares																	4,025,000
Amount of debt converted																	$ 100,000
Fourth Man Note [Member] | Blue Lake Partners LLC [Member]
Short-Term Debt [Line Items]
Convertible notes into common stock, shares																	2,764,286
Amount of debt converted																	$ 190,000
Blue Lake [Member]
Short-Term Debt [Line Items]
Estimated default penalty																$ 0
Accrued Liabilities																161,000,000,000	134,000,000,000
Blue Lake [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Estimated default penalty																$ 68,000	68,000
Debt default principal and accrued interest percentage																125.00%
Estimated default penalty																$ 70,000
Four Note [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt interest rate																25.00%
Estimated default penalty																$ 70,000
One Institutional Investors [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount								$ 335,000	$ 605,000
Debt interest rate								12.00%	12.00%
Conversion price								$ 0.10	$ 0.10	$ 0.20								$ 0.20
Debt instrument interest rate effective percentage								16.00%	16.00%
Granted total number of warrants								837,500	3,025,000
Common shares strike price								$ 0.20	$ 0.20
Extinguishment of debt																	258,100
CFO [Member]
Short-Term Debt [Line Items]
Repayments of Short-Term Debt																10,000	$ 25,000
Outstanding debt amount																35,000
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Amount received																50,000
Additional funding to related party																$ 1,400,000
Chief Executive Officer [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Additional funding to related party																								$ 300,000

[1]	Includes 7,280,000 options that have been considered as vested, pending approval by the Board of Directors of the Company.